Earnings Per Share - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Weighted average basis attributable to antidilutive outstanding stock options and restricted stock units not included in the calculation of diluted earnings per share	48	47	42